Income Tax - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal
Current	$ 0
Deferred	(584,028)
State
Current	0
Deferred	0
Change in valuation allowance	584,028	$ 10,700,000	$ 7,900,000
Income tax provision	$ 0	$ 0	$ 0